Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments

10. COMMITMENTS

From time to time, the Company is subject to compliance audits by federal, state, and local authorities relating to a variety of regulations including wage and hour laws, taxes, and workers’ compensation. There are no significant or pending litigation or regulatory proceedings known at this time.

On September 17, 2020, the Company entered into a purchase and sales agreement for the acquisition of 9.6 acres of land in Port Orchard, Washington for $1,440,000. Closing is contingent on permit approval and is expected to take place on or before June 1, 2021.

On August 28, 2020, the Company entered into a purchase and sale agreement to acquire property currently under development for the construction of 36 townhomes located in Bremerton, Washington for $1,500,000. Closing is expected to be on or before May 31, 2021.

On June 15, 2020, the Company entered into a purchase and sales agreement to acquire property for the construction of 30 townhomes located in East Bremerton, Washington for $2,040,000. Closing is expected to take place on or before December 31, 2021.

On February 16, 2021, the Company entered into a sales agreement with a national public builder to sell 99 lots for $7,920,000, closing on or before March 29, 2021. On March 11, 2021, both parties agreed to amend the contract to sell the lots for $8,910,000, closing on or before May 14, 2021. On April 27, 2021, both parties agreed to amend the contract to set the purchase price at $9,310,000, closing on or before May 14, 2021.

On February 25, 2021, the Company entered into a sales agreement to acquire 55 lots in Loomis, California for $6,850,000, closing on or before May 26, 2021.

On March 8, 2021, the Company entered into a purchase and sale agreement to acquire 30 lots in Horseshoe Bay, Texas for $2,500,000, closing on or before July 1, 2021.

On March 8, 2021, the Company entered into a purchase and sale agreement to acquire four lots in Loomis, California for $1,100,000, closing on or before May 22, 2021.

On March 23, 2021, the Company entered into a purchase and sale agreement to acquire property for the construction of 80 condominium units in Tacoma, Washington for $2,000,000, closing on or before May 24, 2021.

10. COMMITMENTS AND CONTINGENCIES

From time to time the Company is subject to compliance audits by federal, state, and local authorities relating to a variety of regulations including wage and hour laws, taxes, and workers’ compensation. There are no significant or pending litigation or regulatory proceedings known at this time.

On November 18, 2020, the Company entered into an agreement with a national public builder to sell 50 finished lots for $7,000,000 on March 31, 2021. In conjunction with this agreement the Company received $875,000 of nonrefundable earnest money on December 30, 2020 which is included in deferred revenue on the balance sheet.

On November 18, 2020, the Company entered into a purchase and sales agreement to acquire 36 lots located in the Auburn, California for $4,900,000. This transaction was closed on January 29, 2021.

On September 17, 2020, the Company entered into a purchase and sales agreement for the acquisition of 9.6 acres of land in Port Orchard, Washington for $1,440,000. Closing is contingent on permit approval and is expected to take place on or before June 1, 2021.

On August 28, 2020, the Company entered into a purchase and sale agreement to acquire property currently under development for the construction of 36 townhomes located in Bremerton, Washington for $1,400,000. Closing is expected to be on or before April 30, 2021.

On June 15 ,2020, the Company entered into a purchase and sales agreement to acquire property for the construction of 30 townhomes located in East Bremerton, Washington for $2,040,000. Closing is expected to take place on or before December 31, 2021.